UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 E. Cook Ave

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

ANNUAL REPORT

MARCH 31, 2010

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER VALUE FUND

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to have missed all of the downside in 2008 and captured most of the upside in 2009.  This past year saw a huge snap back rally from the depths in March, 2009.  These rallies take on lives of their own once they get going.  There is a tendency to overshoot the fundamentals on the upside as euphoria reigns.  While still cautious in the latter part of the year, we participated significantly in the rally, all the while taking much less risk than the market.  For calendar 2009 the Forester Value Fund returned 18.1% versus 26.5% for the S&P 500.  For the fiscal year ended March 31, 2010, the Value Fund returned 32.6% versus 49.8% for the S&P 500.  Since inception (9/10/99), the Value Fund has returned 5.6% annualized while the S&P 500 has returned 0.4% annualized.

2009 was the reverse of 2008.  Those stocks that got hit the worst in 2008 thrived in 2009.  Cyclicals and Financials were hit hard in 2008, so it is only fitting that Johnson Controls and US Bank both did well in 2009.

Johnson Controls makes building control systems as well as automotive systems.  With auto sales being extremely weak in 2008, the stock was hit hard.  However, as auto sales have increased, so has Johnson Controls.  Johnson returned almost 135% while we held it fiscal 2009.  It had done so well, that by the end of the year it had become fairly valued and was sold.  We like the management and look forward to owning Johnson Controls at a better valuation down the road.

US Bank is one of the largest banks in the US.  It has a reputation for being a fairly conservative bank.  We originally bought US Bank because it was well run and we thought that they could benefit by acquiring other banks from the FDIC.  When banks go bankrupt, the FDIC often sells them to larger banks at pennies on the dollar.  The FDIC also guarantees much of the expected losses.  These have traditionally been great deals for the acquiring bank.  US Bank expanded its market footprint into California with the acquisition of Downey Bank from the FDIC.  US Bank return almost 80% for fiscal 2009.

The US government is in the process of spending $1 trillion in deficit spending stimulus and the Fed has printed over $1.5 trillion to buy Fannie Mae, Freddie Mac and US Treasury securities.  That has caused a tremendous snap back rally.  However, personal income has hardly grown and savings is meager.

Some of the higher deficit European countries are having trouble selling sovereign debt at attractive levels and are talking about cutting spending.  Notably this includes Greece, Portugal, Spain and Italy.  This could slow global growth this year.  The market is currently pricing in a return to normalcy.  Europe could be a spoiler.

We will continue buying good stocks with exceptional appreciation potential.  We believe that if we are patient, this should lead to outsized investment returns over the longer term.  We believe that we are well positioned for this environment.

Thank you for investing with us.

Best wishes,

Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER VALUE FUND RETURNS

MARCH 31, 2010 (Unaudited)

SINCE

FUND/INDEX

1-YEAR

5-YEAR

INCEPTION

Forester Value Fund Class N

32.58%

4.21%

5.57%

Forester Value Fund Class I

N/A

N/A

16.98%

S&P 500 Stock Index

49.77%

1.93%

 0.43%

The chart assumes an initial gross investment of $10,000 made on 9/10/99 for Class N and S&P 500 Stock Index (Class N inception).  The chart assumes an initial gross investment of $10,000 made on 6/5/09 for Class I (Class I inception).

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

March 31, 2010

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

	Forester Value Fund
	Schedule of Investments
	March 31, 2010

Shares		Value

COMMON STOCKS - 81.30%

Agriculture Chemicals - 1.15%
19,100	Mosaic Co.	$ 1,160,707

Computer & Office Equipment - 3.06%
58,100	Hewlett-Packard Co.	3,088,015

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.85%
45,700	Kimberly Clark Corp.	2,873,616

Crude Petroleum & Natural Gas - 0.84%
13,100	Devon Energy Corp.	844,033

Electric Services - 3.74%
54,900	American Electric Power Co, Inc.	1,876,482
46,060	Dominion Resources, Inc.	1,893,527
		3,770,009
Electronic & Other Electrical - 1.60%
54,800	Public Service Enterprise Group, Inc. *	1,617,696

Fire, Marine & Casualty Insurance - 4.73%
59,600	Allstate Corp.	1,925,676
52,900	Travelers Companies, Inc.	2,853,426
		4,779,102
Food And Kindred Products - 2.66%
88,892	Kraft Foods, Inc.	2,688,094

Gas & Other Services Combined - 0.93%
18,900	Sempra Energy	943,110

Gold & Silver Ores - 1.36%
26,900	Newmont Mining Corp.	1,370,017

Hospital & Medical Service Plans - 2.89%
12,000	Humana, Inc. *	561,240
72,200	Unitedhealth Group, Inc. *	2,358,774
		2,920,014
Insurance Agents & Brokers - 1.90%
45,000	Aon Corp.	1,921,950

Malt Beverages - 1.76%
42,300	Molson Coors Brewing Co.	1,779,138

Men's & Boys' Furnishings, Work Clothing & Allied Garment - 1.05%
13,200	V.F. Corp.	1,057,980

Motor Vehicle Parts & Accessories - 2.54%
56,700	Honeywell International, Inc.	2,566,809

National Commercial Banks - 2.57%
20,000	State Street Corp.	902,800
65,400	US Bancorp	1,692,552
		2,595,352
Natural Gas Transmission - 1.02%
44,400	Williams Companies, Inc.	1,025,640

Petroleum Refining - 5.75%
36,300	Chevron Corp.	2,752,629
37,900	ConocoPhillips	1,939,343
56,700	Valero Energy Corp.	1,116,990
		5,808,962
Pharmaceutical Preparations - 11.01%
110,200	Bristol Myers Squibb Co.	2,942,340
43,400	Johnson & Johnson	2,829,680
52,800	Lilly, Eli & Co.	1,912,416
47,001	Merck & Co., Inc.	1,755,487
97,794	Pfizer, Inc.	1,677,167
		11,117,090
Retail-Drug Stores & Proprietary Stores - 2.73%
75,300	CVS Caremark Corp.	2,752,968

Retail-Eating Places - 1.78%
26,900	McDonalds Corp.	1,794,768

Retail-Grocery Stores - 1.61%
75,000	Kroger Co.	1,624,500

Retail-Variety Stores - 3.76%
27,400	Target Corp.	1,441,240
42,300	Wal-Mart Stores, Inc.	2,351,880
		3,793,120
Services-Prepackaged Software - 7.62%
100,900	Microsoft Corp.	2,955,109
100,900	Oracle Corp.	2,594,139
126,800	Symantec Corp. *	2,146,407
		7,695,655
Ship & Boat Building & Repairing - 2.79%
36,500	General Dynamics Corp.	2,817,800

Surgical & Medical Instruments - 2.52%
30,500	3M Co.	2,548,885

Telephone Communications - 2.29%
89,400	American Telephone & Telegraph, Inc.	2,310,096

Tobacco Products - 2.79%
137,450	Altria Group, Inc.	2,820,474

TOTAL FOR COMMON STOCKS (Cost $70,637,931) - 81.30%		82,085,600

PUT OPTIONS - 0.03%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	S&P 100 Index
20,000	April 2010 Put @ 515.00	29,800

TOTAL FOR PUT OPTIONS (Premiums Paid $76,900) - 0.03%		29,800

SHORT TERM INVESTMENTS - 17.90%
18,078,366	Fidelity Institutional Treasury 0.12% ** (Cost $18,078,366)	18,078,366

TOTAL INVESTMENTS (Cost $88,793,197) - 99.23%		100,193,766

OTHER ASSETS LESS LIABILITIES - 0.77%		772,983

NET ASSETS - 100.00%		$100,966,749

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the   asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 82,085,600	$ -	$ -	$ 82,085,600
	Options	29,800	-	-	29,800
	Short-Term Investments:
	Fidelity Institutional Treasury	18,078,366	-	-	18,078,366
		$100,193,766	$ -	$ -	$100,193,766

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Assets and Liabilities
March 31, 2010

Assets:
Investments in Securities, at Value (Cost $88,793,197)	$100,193,766
Cash	558,803
Receivables:
Fund Shares Sold	221,938
Dividends and Interest	191,086
Total Assets	101,165,593
Liabilities:
Fund Shares Redeemed	104,219
Accrued Management Fees	73,907
Accrued Distribution Fees	20,718
Total Liabilities	198,844
Net Assets	$100,966,749

Net Assets Consist of:
Paid In Capital	$ 90,487,672
Accumulated Undistributed Net Investment Income	6,395
Accumulated Realized Loss on Investments	(927,887)
Unrealized Appreciation in Value of Investments	11,400,569
Net Assets, for 8,490,923 Shares Outstanding	$100,966,749

Class I Shares:
Net Assets	$ 1,177,604
Shares outstanding (250,000,000 shares authorized with $.001 par value)	98,121
Net asset value, offering price, and redemption price per share	$ 12.00

Class N Shares:
Net Assets	$ 99,789,145
Shares outstanding (250,000,000 shares authorized with $.001 par value)	8,392,802
Net asset value, offering price, and redemption price per share	$ 11.89

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the year ended March 31, 2010

Investment Income:
Dividends (net of $2,972 foreign tax withheld)	$ 2,156,003
Interest	9,293
Total Investment Income	2,165,296

Expenses:
Advisory Fees (Note 2)	769,673
Distribution (12b-1) Fees (Class N)	214,979
Administration Fees (Class I - $488; Class N - $115,746)	116,235
Total Expenses	1,100,887

Net Investment Income	1,064,409

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	4,288,504
Options	(2,762,025)
1,526,479
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	19,977,084
Options	(47,100)
19,929,984

Net Realized and Unrealized Gain on Investments and Options	21,456,463

Net Increase in Net Assets Resulting from Operations	$ 22,520,872

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	3/31/2010	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,064,409	$ 546,745
Net Realized Gain on Investments and Options	1,526,479	139,897
Unrealized Appreciation (Depreciation) on Investments	19,929,984	(8,675,656)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,520,872	(7,989,014)

Distributions to Shareholders: (Note 6)
Net Investment Income:
Class I Shares	(4,313)	-
Class N Shares	(1,109,116)	(151,287)
Realized Gains - Class N	-	(2,826,529)
Total Distributions Paid to Shareholders	(1,113,429)	(2,977,816)

Capital Share Transactions (Note 5)	17,579,697	71,019,239

Total Increase	38,987,140	60,052,409

Net Assets:
Beginning of Period	61,979,609	1,927,200

End of Period (Including Undistributed Net Investment Income of $352,195
and $401,215, respectively)	$100,966,749	$ 61,979,609

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

Period
Ended
3/31/2010*

Net Asset Value, at Beginning of Period	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	1.61
Total from Investment Operations	1.75

Distributions:
Net Investment Income	(0.06)
Realized Gains	-
Total from Distributions	(0.06)

Net Asset Value, at End of Year	$ 12.00

Total Return ***	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,178
Ratio of Expenses to Average Net Assets****	0.98%
Ratio of Net Investment Income to Average Net Assets****	1.52%
Portfolio Turnover	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Period	$ 9.07	$ 10.67	$ 11.60	$ 11.26	$ 10.91

Income From Investment Operations:
Net Investment Income *	0.13	0.20	0.15	0.16	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	2.82	(1.09)	(0.82)	0.25	0.30
Total from Investment Operations	2.95	(0.89)	(0.67)	0.41	0.42

Distributions:
Net Investment Income	(0.13)	(0.04)	(0.26)	(0.07)	(0.07)
Realized Gains	-	(0.67)	-	-	-
Total from Distributions	(0.13)	(0.71)	(0.26)	(0.07)	(0.07)

Net Asset Value, at End of Year	$ 11.89	$ 9.07	$ 10.67	$ 11.60	$ 11.26

Total Return **	32.58%	(8.67)%	(5.77)%	3.65%	3.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 99,789	$ 61,980	$ 1,927	$ 3,657	$ 3,025
Ratio of Expenses to Average Net Assets
Before Waivers	1.27%	1.35%	1.35%	1.35%	1.35%
After Waivers	1.27%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.23%	2.02%	1.34%	1.43%	1.07%
Portfolio Turnover	36.90%	269.29%	78.22%	64.98%	24.04%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

1.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Forester Value Fund currently offers two classes of shares, Class I shares and Class N shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

Accounting Policy - The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of March 31, 2010.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends. as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.  Management has evaluated subsequent events through May 28, 2010, the date the financial statements were issued.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 4 for additional disclosures on derivative investments at March 31, 2010.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

2.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the year ended March 31, 2010, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  Prior to April 1, 2009, the Advisor received a management fee of 1.35% annually based upon the average daily net assets of the Fund. Effective April 1, 2009 the Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I and Class N. Class I commenced investment operations June 5, 2009. For the year ended March 31, 2010 the Fund paid the Advisor a management fee of $3,341 for Class I and $766,332 for Class N.  The Fund owes the Advisor $73,907 as of March 31, 2010. The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I and 0.15% for Class N. Effective December 1, 2009 the rate for the Class N shares for other normal operating expenses was reduced to 0.11%.  For the year ended March 31, 2010 the Fund paid the Advisor a fee of $562 for Class I and $115,673 for Class N.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N shares of the Fund.  This expense is limited to 1/4 of 1% of Class N average net assets.   For the year ended March 31, 2010, the Fund paid $214,979.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

3.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2010, purchases and sales of investment securities other than short-term investments aggregated $27,337,363 and $26,348,586 respectively.

4.) PUT & CALL OPTIONS PURCHASED

As of March 31, 2010 the Fund had a put option valued at $29,800.

Transactions in call and put options purchased during the year ended March 31, 2010 were as follows:

Number of		Premiums
Contracts		Paid
Options outstanding at March 31, 2009	0	$ 0
Options purchased	5,555	3,165,525
Options written	-	-
Options exercised	-	-
Options expired	(3,855)	(2,260,175)
Options terminated in closing purchase transaction	(1,500)	(828,450)
Options outstanding at March 31, 2010	200	$ 76,900

5.) CAPITAL SHARE TRANSACTIONS

As of March 31, 2010 there were 250,000,000 shares of capital stock with a par value of $.001 authorized. The total par value and paid in capital totaled $90,607,438.  Transactions in capital stock were as follows:

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

	Year ended March 31, 2010		Year ended March 31, 2009
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	6,219,763	$67,444,503	10,748,715	$110,650,210
Shares issued in reinvestment of dividends	86,403	1,004,001	294,788	2,806,381
Shares redeemed	(4,744,009)	(51,976,087)	(4,393,516)	(42,437,352)
Net increase	1,562,157	$16,472,417	6,649,987	$71,019,239

	Year ended March 31, 2010
CLASS I SHARES	Shares	Amount
Shares sold	98,041	$1,106,354
Shares issued in reinvestment of dividends	368	4,313
Shares redeemed	(288)	(3,387)
Net increase	98,121	$1,107,280

6.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of March 31, 2010 the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities, including short-term investments, were as follows:

Undistributed ordinary income

$      6,395

Capital loss carryforwards

Expiring 3/31/2018+

             $    731,668

Gross unrealized appreciation on investments

            $13,021,044

Gross unrealized depreciation on investments

             (1,679,580)

Net unrealized appreciation on investments

            $11,341,464

Tax cost of investments *

            $88,852,302

+The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

*The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

The tax character of distributions paid during the years ended March 31, 2010 and 2009 are as follows:

	2010	2009
Ordinary income:		$2,858,048
Class N Shares	$1,109,116
Class I Shares	4,313
Long-term capital gain	-	$119,768

On December 15, 2009 distributions of $.1321 and $.0592 per share were paid to Class N shareholders and Class I shareholders, respectively, aggregating $1,113,429 paid to shareholders of record on the same date, from net investment income.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Value   Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2010 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Value Fund, a series of The Forester Funds, Inc., as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

May 28, 2010

Forester Value Fund
Expense Illustration
March 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2009	March 31, 2010	October 1, 2009 through March 31, 2010

Actual	$1,000.00	$1,073.68	$6.57
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.60	$6.39

* Expenses are equal to the Fund's annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2009	March 31, 2010	October 1, 2009 through March 31, 2010

Actual	$1,000.00	$1,074.92	$5.07
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.04	$4.94

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

MARCH 31, 2010 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the  company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 52	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director was paid a fee of $5,000 for the year ended March 31, 2010, by the Advisor.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

MARCH 31, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on March 11, 2010 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

Forester Discovery Fund

ANNUAL REPORT

MARCH 31, 2010

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

FORESTER DISCOVERY FUND

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to have missed all of the downside in 2008 and captured most of the upside in 2009.  This past year saw a huge snap back rally from the depths in March, 2009.  These rallies take on lives of their own once they get going.  There is a tendency to overshoot the fundamentals on the upside as euphoria reigns.  While still cautious in the latter part of the year, we participated significantly in the rally, all the while taking much less risk than the market.  For calendar 2009 the Forester Discovery Fund returned 18.6% versus 26.5% for the S&P 500 and 31.8% for the MSCI EAFE Net.  For the fiscal year ended March 31, 2010, the Discovery Fund returned 27.0% versus 49.8% for the S&P 500 and 54.5% for the MSCI EAFE Index (Net).  Since inception (9/9/99), the Discovery Fund has returned 4.7% annualized while the S&P 500 has returned 0.4% and the MSCI EAFE Index (Net) has returned 2.6% annualized.

2009 was the reverse of 2008.  Those stocks that got hit the worst in 2008 thrived in 2009.  Two stocks that did well were Canadian Imperial Bank and Sony.

Canadian Imperial Bank was hurt by the credit crunch like all large banks.  However, as the Canadian and global economies improved, so did the assets and value of CIBC.  We were able to make over 110% over the past fiscal year.  It also helped that the Canadian Dollar appreciated against the US Dollar by almost 20%.

Sony had another strong year.  The global consumer was much more willing open their wallets for Sony products in 2009.  Large screen TVs played a role in Sony’s stock returning nearly 90% in fiscal 2009.  An appreciating Japanese Yen also helped.

The US and Chinese governments led stimulus programs that helped spur global growth this past fiscal year.  The US is in the process of spending $1 trillion in deficit spending stimulus and the US Fed has printed over $1.5 trillion to buy Fannie Mae, Freddie Mac and US Treasury securities.  The Chinese government embarked on a USD $500 billion stimulus program as well.  These programs caused a tremendous snap back rally.  However, China is currently stepping lightly on the brakes and inflation has picked up there.  In the US, personal income has hardly grown and savings is meager.

Some of the higher deficit European countries are having trouble selling sovereign debt at attractive levels and are talking about cutting spending.  Notably this includes Greece, Portugal, Spain and Italy.  This could slow global growth this year.  The market is currently pricing in a return to normalcy.  Europe could be a spoiler.

We will continue buying good stocks with exceptional appreciation potential.  We believe that if we are patient, this should lead to outsized investment returns over the longer term.  We believe that we are well positioned for this environment.

Thank you for investing with us.

Best wishes,

Thomas H. Forester, President

FORESTER FUNDS

THE FORESTER DISCOVERY FUND RETURNS

MARCH 31, 2010 (Unaudited)

SINCE

FUND/INDEX

1-YEAR

5-YEAR

INCEPTION

Forester Discovery Fund

26.95%

7.38%

4.72%

S&P 500 Stock Index

49.77%

1.93%

0.43%

MSCI EAFE Index                               54.45%              3.75%                 2.55%

The chart assumes an initial gross investment of $10,000 made on 9/10/99 (inception).

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  All returns reflect reinvested dividends but do not reflect the impact of taxes.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

PERFORMANCE IS HISTORICAL AND DOES NOT GUARANTEE FUTURE RESULTS.  AN INVESTMENT IN A MUTUAL FUND CONTAINS RISKS WHICH ARE DISCUSSED IN THE PROSPECTUS.  PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

March 31, 2010 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

	Forester Discovery Fund
	Schedule of Investments
	March 31, 2010

Shares		Value

COMMON STOCKS - 51.12%

Beverages - 1.97%
4,185	Diageo Plc. ADR	$ 282,278

Bottled & Canned Soft Drinks - 2.59%
7,800	Fomento Economico Mexicano S A ADR	370,734

Cigarettes - 1.99%
4,130	British American Tobacco Plc ADR	284,557

Commercial Banks, NEC - 1.34%
2,630	Canadian Imperial Bank of Commerce (Canada)	191,990

Crude Petroleum & Natural Gas - 6.23%
4,000	Eni Spa (Italy)	187,720
6,000	Petroleo Brasileiro S A	267,000
2,640	Royal Dutch Shell Plc ADR	152,750
4,910	Total S A ADR	284,878
		892,348
Electric Services - 2.06%
18,170	Korea Electric Power Corp. ADR *	295,081

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.30%
17,390	Panasonic Corp. ADR *	266,415
3,500	Siemens AG	349,895
		616,310
Food & Kindred Products - 1.93%
9,460	Unilever Plc. ADR	276,989

Household Audio & Video Equipment - 2.52%
9,410	Sony Corp. ADR *	360,591

Insurance Agents, Brokers & Services - 1.00%
11,485	Allianz SE ADR	143,563

Motor Vehicles & Passenger Car Bodies - 1.80%
3,210	Toyota Motor Corp. ADR *	258,148

Pharmaceutical Preparations - 5.73%
5,840	Astrazeneca Plc. ADR	261,165
5,395	Novartis AG ADR	291,870
7,170	Sanofi Aventis ADR	267,871
		820,906
Radio & TV Broadcasting & Communications Equipment - 1.84%
16,975	Nokia Corp. ADR	263,792

Radio Telephone Communications - 1.47%
9,000	Vodafone Group Public Ltd. Co.	209,790

Retail - Grocery Stores - 2.08%
3,700	Delhaize Group	297,813

Savings Institution, Federally Chartered - 1.11%
3,130	HSBC Holdings Plc. ADR	158,660

Security Brokers, Dealers & Floatation Companies - 1.04%
2,900	Credit Suisse Group AG ADR	149,002

Services-Management Consulting - 1.94%
12,695	ABB Ltd. ADR	277,259

Services-Prepackaged Software - 1.79%
5,310	SAP AG ADR	255,783

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.86%
1,050	Posco ADR *	122,860

Surgical & Medical Instruments - 2.29%
6,510	Covidien Plc	327,323

Telephone Communications (No Radio Telephone) - 3.24%
12,110	BT Group Plc.	226,578
11,270	Nippon Telegraph & Telephone Corp. ADR *	236,895
		463,473

TOTAL FOR COMMON STOCKS (Cost $6,824,414) - 51.12%		7,319,250

EXCHANGE TRADED FUNDS - 2.41%
6,175	iShares MSCI EAFE Index Fund	345,676

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $340,431) - 2.41%		345,676

SHORT TERM INVESTMENTS - 46.65%
6,679,736	Fidelity Institutional Treasury 0.01% ** (Cost $6,679,736)	6,679,736

TOTAL INVESTMENTS (Cost $13,844,581) - 100.18%		14,344,662

LIABILITIES LESS OTHER ASSETS - (0.18)%		(26,570)

NET ASSETS - 100.00%		$ 14,318,092

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates,

           prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 7,319,250	$ -	$ -	$ 7,319,250
	Exchange Traded Fund	345,676	-	-	345,676
	Short-Term Investments:
	Fidelity Institutional Treasury	6,679,736	-	-	6,679,736
		$ 14,344,662	$ -	$ -	$ 14,344,662

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Assets and Liabilities
March 31, 2010

Assets:
Investments in Securities, at Value (Cost $13,844,581)	$ 14,344,662
Cash	1,544
Receivables:
Shareholder Subscriptions	39,650
Dividends and Interest	33,372
Total Assets	14,419,228

Liabilities
Shareholder Redemptions	83,331
Accrued Management Fees	17,805
Total Liabilities	101,136

Net Assets	$ 14,318,092

Net Assets Consist of:
Paid In Capital	$ 13,842,944
Accumulated Undistributed Realized Loss on Investments	(24,933)
Unrealized Appreciation in Value of Investments	500,081
Net Assets, for 1,123,353 Shares Outstanding	$ 14,318,092

Net Asset Value Per Share	$ 12.75

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Operations
For the year ended March 31, 2010

Investment Income:
Dividends (net of $5,875 of foreign tax withheld)	$ 100,903
Interest	1,290
Total Investment Income	102,193

Expenses:
Advisory Fees (Note 2)	112,473
Total Expenses	112,473

Net Investment Loss	(10,280)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	71,226
Change in Unrealized Appreciation on Investments	513,540

Net Realized and Unrealized Gain on Investments	584,766

Net Increase in Net Assets Resulting from Operations	$ 574,486

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statements of Changes in Net Assets

	Years Ended
	3/31/2010	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (10,280)	$ 1,702
Net Realized Gain on Investments	71,226	7,363
Unrealized Appreciation (Depreciation) on Investments	513,540	(13,459)
Net Increase (Decrease) in Net Assets Resulting from Operations	574,486	(4,394)

Distributions to Shareholders: (Note 4)
Net Investment Income	(1,386)	(535)
Realized Gains	(93,242)	-
Total Distributions Paid to Shareholders	(94,628)	(535)

Capital Share Transactions (Note 5)	13,642,794	161,535

Total Increase	14,122,652	156,606

Net Assets:
Beginning of Period	195,440	38,834

End of Period (Including Undistributed Net Investment Income of $0
and $1,386, respectively)	$ 14,318,092	$ 195,440

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	3/31/2010	3/31/2009	3/31/2008	3/31/2007	3/31/2006

Net Asset Value, at Beginning of Year	$ 10.11	$ 10.06	$ 10.11	$ 10.09	$ 10.04

Income From Investment Operations:
Net Investment Income *	(0.02)	0.19	0.37	0.44	0.28
Net Gain (Loss) on Securities (Realized and Unrealized)	2.73	(0.09)	0.00	0.00	0.00
Total from Investment Operations	2.71	0.10	0.37	0.44	0.28

Distributions:
Net Investment Income	-	(0.05)	(0.42)	(0.42)	(0.23)
Realized Gains	(0.08)	-	-	-	-
Total from Distributions	(0.08)	(0.05)	(0.42)	(0.42)	(0.23)

Net Asset Value, at End of Year	$ 12.75	$ 10.11	$ 10.06	$ 10.11	$ 10.09

Total Return **	26.95%	1.02%	3.70%	4.40%	2.86%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 14,318	$ 195	$ 39	$ 37	$ 36
Ratio of Expenses to Average Net Assets:
Before Waivers	1.35%	1.35%	1.35%	1.35%	1.35%
After Waivers	1.35%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12)%	1.89%	3.70%	4.30%	2.86%
Portfolio Turnover	171.22%	116.02%	0.00%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

ACCOUNTING POLICY

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of March 31, 2010.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principals generally accepted in the United States of America.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective April 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2010.

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Foreign currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends. as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions. Management has evaluated subsequent events through May 28, 2010, the date the financial statements were issued.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the year ended March 31, 2010, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the year ended March 31, 2010 the Advisor earned $112,473 for Advisory services.  The Fund owed the Advisor $17,805 for advisory fees at March 31, 2010.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 1/4 of 1% of the Fund's average net assets.   For the year ended March 31, 2010, no such reimbursements were made.

(3) PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $14,024,680 and $7,049,171, respectively, for the year ended March 31, 2010.

(4) CAPITAL SHARE TRANSACTIONS:

As of March 31, 2010 there were 500,000,000 shares of capital stock with a par value of $.0001 authorized. The total paid in capital totaled $13,842,944. Transactions in capital stock were as follows:

	Year ended March 31, 2010		Year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,718,280	$21,399,708	15,415	$161,000
Shares issued in reinvestment of dividends	6,882	86,435	52	535
Shares redeemed	(621,137)	(7,843,349)	-	-
Net increase	1,104,025	$13,642,794	15,467	$161,535

(5) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of March 31, 2010 the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities, including short-term investments, were as follows:

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2010

Undistributed ordinary income

$             0

Post-October capital loss deferrals

$ (30,672)

    between 11/1/09 & 3/31/10 (a)

Accumulated realized gains

$      9,306

Gross unrealized appreciation on investments

              $   612,000

Gross unrealized depreciation on investments

                 (115,488)

Net unrealized appreciation on investments

             $     496,512

Tax cost of investments *

             $13,848,148

* The difference between book and tax cost of investments represents disallowed wash sales for tax purposes.

(a) These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid during the years ended March 31, 2010 and 2009 are as follows:

2010

2009

Ordinary income

$  1,386

$535

Short-term capital gain

$93,242

$  -

On December 15, 2009 distributions of $.0832 per share, aggregating $94,628 were paid to shareholders of record on December 14, 2009, from ordinary income.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors

The Forester Funds, Inc.

We have audited the accompanying statement of assets and liabilities of The Forester Discovery    Fund, (the "Fund"), a series of The Forester Funds, Inc., including the schedule of investments, as of March 31, 2010 and the related statement of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Forester Discovery Fund as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania May 28, 2010

Forester Discovery Fund
Expense Illustration
March 31, 2010 (Unaudited)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2009 through March 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the  5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	October 1, 2009	March 31, 2010	October 1, 2009 through March 31, 2010

Actual	$1,000.00	$1,023.48	$6.81
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

DIRECTORS AND OFFICERS (UNAUDITED)

MARCH 31, 2010

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 612 Paddock Lane Libertyville, IL 60048 Age: 50	Director	Indefinite; 7 years	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 612 Paddock Lane Libertyville, IL 60048 Age: 52	Director	Indefinite; 1 year	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director	Indefinite; 1 year	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the

Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 612 Paddock Lane Libertyville, IL 60048 Age: 51	Director; President; Treasurer	Indefinite; 7 years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each director received $5,000 in directors fees during the year ended March 31, 2010, paid by the Advisor.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

MARCH 31, 2010 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement - At a board meeting held on March 11, 2010 the Board of Directors, including a majority of independent Directors, determined whether to renew the Advisory Agreement.  The 1940 Act requires that the Board request and evaluate, and that the Advisor provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement.  In approving the most recent annual continuance of the Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The principal areas of review by the Directors were the nature and quality of the services provided by the Advisor and the reasonableness of the fees charged for those services.

No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement.  Rather the Directors concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modifications to its terms, including the fees charged for services there under.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Thomas Forester is an audit committee financial expert.  Thomas Forester is not independent for purposes of this Item 3.  Mr. Forester is considered an expert due to education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2010

$  18,000

FY 2009

$  12,000

(b)

Audit-Related Fees

Registrant

FY 2010

$ 0

FY 2009

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2010

$ 3,000

FY 2009

$ 1,800

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2010

$ 0

FY 2009

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2010, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date June 3, 2010